UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08649
                                                     -------------------

                           EII Realty Securities Trust
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                717 Fifth Avenue
                                   10th Floor
                               New York, NY 10022
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                                717 Fifth Avenue
                                   10th Floor
                               New York, NY 10022
       -----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478
                                                            ------------
                     Date of fiscal year end: June 30, 2003
                                              -------------
                     Date of reporting period: June 30, 2003
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[GRAPHIC OMITTED]

                                  E.I.I. REALTY
                                 SECURITIES FUND

                              INSTITUTIONAL SHARES

                                  JUNE 30, 2003
                                  ANNUAL REPORT




                                  888-323-8912

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. Realty Securities Fund

                                Table of Contents



Letter to Shareholders..............................................          1

Schedule of Investments.............................................          3

Statement of Assets and Liabilities.................................          5

Statement of Operations.............................................          6

Statements of Changes in Net Assets.................................          7

Financial Highlights................................................          8

Notes to the Financial Statements...................................          9

Report of Independent Auditors......................................         12

Trustees and Officers Chart.........................................         13

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                                  JUNE 30, 2003

To Our Shareholders:

The E.I.I Realty Securities fund completed its fifth full year of operation with assets over $114,000,000. For the fiscal year ended June 30, 2003 the fund produced a return of -1.19% compared to the NAREIT Equity Index return of 4.00% and the Wilshire Real Estate Securities Index return of 2.99%. Our holdings in lodging issues explains much of the underperformance for the fiscal year period. We held these positions in anticipation of an economic recovery, but the recovery was delayed first by the impact of the financial reporting scandals, and then by the build up tensions resulting in the Iraq War. With the end of the war the economy began to respond to the fiscal and monetary stimulus, and in the last fiscal quarter the fund's performance improved on both an absolute and relative basis.

REITs continue to provide significant diversification benefits for investment portfolios with total returns typically between that of stocks and bonds. The high dividend yields have been responsible for the hybrid characteristics. During the fiscal year bond yields fell to the lowest level in 40 years; hence, the high dividend yield was the primary attraction for investors. With the apparent recovery in the economy and the beginning of a cyclical rise in interest rates, the focus is shifting to the equity characteristics of REITs in anticipation of resumed growth in funds from operations in 2004 and beyond.

Job growth is a key driver for real estate demand, particularly in the apartment and office sectors. Employment lags the overall economic cycle, but the decline in jobs has lasted nine months longer this cycle than previous post-war recessions. Analysts state that GDP growth in excess of 2.7% is required to stimulate job growth, and we expect GDP growth to exceed that amount in the second half of 2003 and into 2004.

The acceleration in job growth and a cyclical rise in interest rates should result in a shift in relative performance of the different property types. Malls and shopping centers have outperformed during the slow growth and declining interest rate environment, since they enjoy long lease durations and consumer spending has been sustained by mortgage refinancing and strong real wages; but these shares are fully valued. With accelerated growth and rising interest rates the more cyclically sensitive sectors that have short lease durations, especially apartments and lodging, should begin to outperform. Industrial properties should benefit from a pick up in business spending, which is required to extend the recovery. We are positioning the portfolio to benefit from these prospects.

One of the drivers of resumed growth is the fiscal stimulus in the form of the Bush administration tax cuts. A distinctive aspect of this tax cut is the reduction of tax rates to 15% on ordinary corporate dividends, to mitigate the impact of the double taxation of dividends. Because REITs are not taxable at the corporate level for their real estate sourced earnings, they are not eligible for the 15% rate. However, the portion of REIT dividend distributions that is achieved from taxable REIT subsidiaries and from the return of capital component is eligible. Also, the maximum federal tax bracket has been reduced to 35%. Together these factors reduce the tax rate on overall REIT dividends to approximately 30%, which still compares favorably to taxable bonds. The after-tax dividend yield on REITs is still nearly triple that of the S&P 500, and as a long-term cyclical industry real estate benefits from the strengthening economy that the tax cut engenders. The strong performance of REITs since the passage of the tax cut implies that investors view it as an overall positive for REITs.

We thank you for the continuing support and confidence you have placed with us.


Sincerely,

[GRAPHIC OMITTED]

Richard J. Adler
Chairman

          COMPARISON OF CHANGES IN THE VALUE OF A $10,000 INVESTMENT IN
      E.I.I. REALTY SECURITIES FUND AND THE NAREIT EQUITY INDEX (1) AND THE
                    WILSHIRE REAL ESTATE SECURITIES INDEX (1)
              FROM INCEPTION (JUNE 11, 1998) THROUGH JUNE 30, 2003

                    E.I.I. REALTY         NAREIT           WILSHIRE REAL ESTATE
                   SECURITIES FUND      EQUITY INDEX         SECURITIES INDEX
                   ---------------      ------------       --------------------
 6/11/1998             $10,000            $10,000               $10,000
 6/30/1998              10,260             10,253                10,253
 7/31/1998               9,650              9,587                 9,539
 8/31/1998               8,940              8,683                 8,548
 9/30/1998               9,390              9,174                 9,027
10/31/1998               9,213              9,004                 8,903
11/30/1998               9,415              9,137                 9,071
12/31/1998               9,306              8,907                 8,941
 1/31/1999               9,112              8,720                 8,747
 2/28/1999               9,000              8,515                 8,678
 3/31/1999               8,908              8,477                 8,631
 4/30/1999               9,801              9,281                 9,551
 5/31/1999              10,039              9,485                 9,712
 6/30/1999               9,728              9,332                 9,547
 7/31/1999               9,382              9,035                 9,182
 8/31/1999               9,309              8,920                 9,044
 9/30/1999               8,910              8,581                 8,636
10/31/1999               8,613              8,370                 8,475
11/30/1999               8,571              8,234                 8,342
12/31/1999               8,955              8,495                 8,656
 1/31/2000               8,987              8,523                 8,691
 2/29/2000               8,847              8,421                 8,525
 3/31/2000               9,256              8,698                 8,899
 4/30/2000               9,856              9,283                 9,533
 5/31/2000               9,933              9,374                 9,648
 6/30/2000              10,336              9,615                 9,973
 7/31/2000              11,163             10,455                10,868
 8/31/2000              10,690             10,031                10,477
 9/30/2000              11,141             10,350                10,818
10/31/2000              10,631              9,902                10,348
11/30/2000              10,876             10,029                10,581
12/31/2000              11,591             10,735                11,316
 1/31/2001              11,501             10,847                11,429
 2/28/2001              11,264             10,674                11,192
 3/31/2001              11,321             10,777                11,201
 4/30/2001              11,582             11,034                11,467
 5/31/2001              11,798             11,301                11,788
 6/30/2001              12,490             11,964                12,421
 7/31/2001              12,181             11,726                12,173
 8/31/2001              12,616             12,155                12,598
 9/30/2001              12,009             11,650                11,851
10/31/2001              11,627             11,317                11,407
11/30/2001              12,288             11,940                12,147
12/31/2001              12,578             12,231                12,499
 1/31/2002              12,625             12,254                12,553
 2/28/2002              12,812             12,491                12,840
 3/31/2002              13,573             13,240                13,630
 4/30/2002              13,561             13,353                13,712
 5/31/2002              13,703             13,534                13,850
 6/30/2002              13,975             13,904                14,134
 7/31/2002              13,248             13,176                13,259
 8/31/2002              13,176             13,151                13,264
 9/30/2002              12,698             12,646                12,678
10/31/2002              11,925             12,037                12,048
11/30/2002              12,458             12,604                12,644
12/31/2002              12,510             12,698                12,829
 1/31/2003              12,073             12,328                12,454
 2/28/2003              12,192             12,532                12,637
 3/31/2003              12,311             12,782                12,958
 4/30/2003              12,776             13,345                13,504
 5/31/2003              13,526             14,151                14,279
 6/30/2003              13,808             14,459                14,558


-----------------------------------------------------------------------------------------------------------------------------------
                   RETURNS FOR THE PERIODS ENDED JUNE 30, 2003
                                                 CUMULATIVE TOTAL RETURN                            AVERAGE ANNUAL TOTAL RETURN
                                        -------------------------------------------------------------------------------------------
                                              TWELVE            CALENDAR             SINCE         THREE        FIVE       SINCE
                                              MONTHS          YEAR-TO-DATE         INCEPTION*      YEARS        YEARS    INCEPTION*
                                        -------------------------------------------------------------------------------------------


E.I.I. REALTY SECURITIES FUND                 -1.19%             10.38%              38.08%        10.14%        6.12%      6.59%

NAREIT Equity Index(1)                         4.00%             13.87%              44.59%        14.57%        7.12%      7.57%

Wilshire Real Estate Securities Index(1)       2.99%             13.46%              45.56%        13.43%        7.26%      7.71%

* Inception date was June 11, 1998.
(1) For the period from June 11, 1998 through June 30, 1998, the Morgan Stanley REIT Index was used to calculate the returns.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance does not guarantee future results. Investment performance fluctuates. Fund shares, when redeemed, may be worth more or less than original cost. The Fund's performance takes into account all applicable fees and expenses. The performance table & graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The benchmarks are widely accepted unmanaged indices of overall market performance and do not take into account charges, fees and other expenses.
--------------------------------------------------------------------------------

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                                 JUNE 30, 2003


COMMON STOCK--98.8%                                     SHARES        VALUE
                                                      ---------  ---------------
   AMB Property Corp.                                   28,800    $    811,296
   Apartment Investment & Management Co., Class A      113,508       3,927,377
   Archstone - Smith Trust                             168,372       4,040,928
   Arden Realty, Inc.                                   52,800       1,370,160
   Avalonbay Communities, Inc.                          45,731       1,949,970
   Boston Properties, Inc.                             130,000       5,694,000
   Brandywine Realty Trust                              70,100       1,725,862
   BRE Properties, Inc., Class A                       125,900       4,179,880
   Brookfield Properties Corp.                         106,300       2,258,875
   Camden Property Trust                                 7,200         251,640
   CenterPoint Properties Trust                         35,400       2,168,250
   Developers Diversified Realty Corp.                 129,100       3,671,604
   Duke Realty Corp.                                   115,100       3,171,005
   Equity Office Properties Trust                      270,667       7,310,715
   Equity Residential                                  176,698       4,585,313
   Essex Property Trust, Inc.                           30,800       1,763,300
   First Industrial Realty Trust, Inc.                 102,000       3,223,200
   General Growth Properties, Inc.                      67,400       4,208,456
   Health Care Property Investors, Inc.                 47,300       2,003,155
   Hilton Hotels Corp.                                  93,800       1,199,702
   Host Marriott Corp.*                                171,000       1,564,650
   Kimco Realty Corp.                                   98,100       3,717,990
   La Quinta Corp.*                                    475,900       2,051,129
   Liberty Property Trust                               81,900       2,833,740
   The Macerich Co.                                    101,100       3,551,643
   Mack-Cali Realty Corp.                               70,100       2,550,238
   Maguire Properties Inc.*                             44,300         852,775
   Nationwide Health Properties, Inc.                  154,800       2,465,964
   New Plan Excel Realty Trust                          96,700       2,064,545
   Pan Pacific Retail Properties, Inc.                  51,200       2,014,720
   Plum Creek Timber Co., Inc.                         112,200       2,911,590
   Post Properties, Inc.                                44,300       1,173,950
   ProLogis                                            209,393       5,716,429
   Public Storage, Inc.                                100,102       3,390,455
   Regency Centers Corp.                                88,500       3,095,730
   The Rouse Co.                                        43,600       1,661,160
   Simon Property Group, Inc.                          156,200       6,096,486
   SL Green Realty Corp.                                10,000         348,900
   Starwood Hotels & Resorts Worldwide, Inc.            23,300         666,147
   Sun Communities, Inc.                                20,700         813,510
   Taubman Centers, Inc.                                17,900         342,964
   Vornado Realty Trust                                 66,200       2,886,320
                                                                  ------------
   TOTAL COMMON STOCK (Cost $91,062,152)                           112,285,723
                                                                  ------------


                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2003



TEMPORARY INVESTMENT -- 0.9%                                         PAR (000)             VALUE
                                                                   -------------      ---------------
   Provident Institutional Funds, Treasury Trust Portfolio           $    1,014         $  1,013,990
                                                                                      ---------------

 TOTAL TEMPORARY INVESTMENT (Cost $1,013,990)                                              1,013,990
                                                                                      ---------------

TOTAL INVESTMENTS -- 99.7% (Cost $92,076,142)                                            113,299,713

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                                                350,409
                                                                                      ---------------

TOTAL NET ASSETS -- 100%                                                                $113,650,122
                                                                                      ===============


* Denotes non-income producing security.

                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2003


ASSETS
    Investments at value (Cost $92,076,142)..............................           $113,299,713
    Dividends receivable.................................................                627,162
    Receivable for investment securities sold............................                258,747
    Receivable for fund shares sold......................................                 39,686
    Interest receivable..................................................                  1,110
    Prepaid expenses and other assets....................................                 17,824
                                                                                 ----------------
      TOTAL ASSETS.......................................................            114,244,242
                                                                                 ----------------

LIABILITIES
    Payable for fund shares redeemed.....................................                470,000
    Investment advisory fees payable.....................................                 61,070
    Other accrued expenses...............................................                 63,050
                                                                                 ----------------
      TOTAL LIABILITIES..................................................                594,120
                                                                                 ----------------

NET ASSETS (Applicable to 11,030,760
     Institutional Class Shares outstanding, $.01
     Par value, unlimited shares authorized).............................           $113,650,122
                                                                                 ================

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER INSTITUTIONAL
CLASS SHARE..............................................................                 $10.30
                                                                                 ================

                 See Accompaning Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             STATEMENT OF OPERATIONS


                                                                                           Year Ended
                                                                                          June 30, 2003
                                                                                        -----------------
INVESTMENT INCOME
         Dividends (less foreign tax withheld $7,703)                                     $    8,233,423
         Interest...............................................................                  43,099
                                                                                        -----------------
                  Total Investment Income.......................................               8,276,522
                                                                                        -----------------

EXPENSES
         Management fee.........................................................               1,008,926
         Administrative fee.....................................................                 201,785
         Directors' fees and expenses...........................................                  64,500
         Legal fees.............................................................                  54,219
         Transfer Agency fees...................................................                  39,497
         Organizational cost....................................................                  34,536
         Audit fees.............................................................                  29,500
         Custodian fee..........................................................                  27,693
         Filing fees............................................................                  20,440
         Insurance expense......................................................                  10,905
         Shareholders' reports..................................................                   8,393
         Miscellaneous expenses.................................................                   6,728
                                                                                        -----------------
                  TOTAL EXPENSES................................................               1,507,122
         Less: Expenses Waived or Reimbursable..................................                (161,888)
                                                                                        -----------------
                  NET EXPENSES..................................................               1,345,234
                                                                                        -----------------
         NET INVESTMENT INCOME..................................................               6,931,288
                                                                                        -----------------

NET REALIZED AND UNREALIZED LOSS
  ON INVESTMENT SECURITIES
         Net Realized Loss on Investment Transactions...........................              (6,583,427)
         Change in Unrealized Depreciation on Investment Securities.............              (9,397,947)
                                                                                        ------------------
                                                                                             (15,981,374)
                                                                                        ------------------

NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS..................................................          $   (9,050,086)
                                                                                        ==================


                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                           Year Ended         Year Ended
                                                                         June 30, 2003       June 30, 2002
                                                                     -------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
    Operations:
         Net Investment Income................................          $    6,931,288       $  9,494,724
         Net Realized Gain (Loss) on Investment
            Transactions......................................              (6,583,427)         9,269,472
         Change in Unrealized Appreciation (Depreciation)
            on Investment Securities..........................              (9,397,947)         2,374,670
                                                                     -------------------   ---------------

                 Net Increase (Decrease) in Assets
                    Resulting From Operations.................              (9,050,086)        21,138,866
                                                                     -------------------   ---------------

    Distributions From:
         Net Investment Income................................              (5,094,616)        (7,642,141)
         Net Capital Gain.....................................             (11,065,449)                --
                                                                     -------------------   ----------------
                 Total Distributions..........................             (16,160,065)        (7,762,141)
                                                                     -------------------   ----------------

    Capital Share Transactions - Institutional Class: (1)
         Shares Issued........................................              12,952,268         10,977,338
         Shares Issued in Reinvestment of Distributions.......              14,793,394          5,994,503
         Shares Redeemed......................................             (77,952,624)       (26,244,855)
                                                                     -------------------   ----------------
                 Net Decrease from Capital
                 Share Transactions...........................             (50,206,962)        (9,273,014)
                                                                     -------------------   ----------------

    Total Increase (Decrease) in Net Assets...................             (75,417,113)         4,223,711
                                                                     -------------------   ---------------

NET ASSETS
    Beginning of Year.........................................             189,067,235        184,843,524
                                                                     ------------------    ---------------
    End of Year  (2)..........................................         $   113,650,122      $ 189,067,235
                                                                     ==================    ===============

(1) SHARES ISSUED AND REDEEMED - INSTITUTIONAL CLASS:
    Shares Issued                                                            1,291,473          1,012,949
    Shares Reinvested.........................................               1,525,723            552,889
    Shares Redeemed...........................................              (7,790,799)        (2,343,199)
                                                                     -------------------   ----------------
                                                                            (4,973,603)          (777,361)
                                                                     ===================   ================

(2) Including undistributed net investment income.............          $    2,271,111       $  2,714,239

                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                              FINANCIAL HIGHLIGHTS


       FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT EACH YEAR.




                                                   Year Ended        Year Ended       Year Ended      Year Ended        Year Ended
                                                  June 30, 2003    June 30, 2002    June 30, 2001    June 30, 2000     June 30, 1999
                                                  --------------  ---------------  ---------------  ---------------  ---------------
Net Asset Value, Beginning of Year.................   $11.81          $11.01            $9.48            $9.38           $10.26
                                                  --------------  ---------------  ---------------  ---------------  ---------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income.........................     0.38            0.45             0.50             0.47             0.39
     Net Gain (Loss) on Securities (Realized
       and Unrealized).............................    (0.64)           0.81             1.42             0.06            (0.95)
                                                  --------------  ---------------  ---------------  ---------------  ---------------
          Total from Investment Operations.........    (0.26)           1.26             1.92             0.53            (0.56)
                                                  --------------  ---------------  ---------------  ---------------  ---------------
LESS DISTRIBUTIONS
     Net Investment Income.........................    (0.35)          (0.46)           (0.39)           (0.43)           (0.32)
     Net Capital Gains.............................    (0.90)             --               --               --               --
                                                  --------------  ---------------  ---------------  ---------------  ---------------
          Total Distributions......................    (1.25)          (0.46)           (0.39)           (0.43)           (0.32)
                                                  --------------  ---------------  ---------------  ---------------  ---------------

Net Asset Value, End of Year.......................   $10.30          $11.81           $11.01            $9.48            $9.38
                                                  ==============  ===============  ===============  ===============  ===============
Total Return.......................................   (1.19%)         11.89%           20.84%            6.25%           (5.18%)

Net Assets, End of Year (thousands)................ $113,650        $189,067         $184,844         $130,068          $52,348

Ratio of Expenses to Average Net Assets............    1.00%           1.00%            1.00%            1.00%            1.00%

Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumptions
   of Expenses)....................................    1.12%           1.06%            1.08%            1.29%            1.73%

Ratio of Net Investment Income to
   Average Net Assets..............................    5.15%           5.16%            5.19%            6.34%            6.11%

Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and Assumptions
     of Expenses)..................................    5.03%           5.10%            5.11%            6.05%            5.38%

Portfolio Turnover Rate............................      57%             72%              20%              25%              17%

                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       NOTES TO THE FINANCIAL STATEMENTS


A. ORGANIZATION:

E.I.I. Realty Securities Trust was incorporated in the State of Delaware on December 22, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. E.I.I. Realty Securities Trust may offer one or more portfolios of its shares; at present only shares of E.I.I. Realty Securities Fund (the "Fund") are being offered. The Fund may offer three classes of shares; Institutional, Adviser and Investor. As of June 30, 2003 the Adviser and Investor Classes had not commenced operations. Shares of all classes represent equal pro-rata interests in the Fund, except that each class will bear different expenses that will reflect the difference in the range of services to be provided to them.


B. SIGNIFICANT ACCOUNTING POLICIES:

The following significant  accounting policies are in conformity with accounting
principles   generally  accepted  in  the  United  States.   Such  policies  are
consistently followed by the Fund in preparation of its financial statements.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Estimates include the classification of distributions received by the Fund from the issuers of the Fund's portfolio securities. These distributions may be classified as either dividend income, capital gains or as non-taxable distributions. The final classifications of these distributions can not be determined until reported to the Fund by the issuers of the Fund's portfolio securities, which normally occurs in January after the end of the calendar year. Reclassification of distributions made to the Fund will not affect the net assets of the Fund. The reclassification of distributions received by the Fund may require the Fund to reclassify a portion of its distributions to Fund shareholders.

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price. Where there are no readily available quotations for securities they will be valued at a fair value as determined by the Board of Trustees acting in good faith.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income, if any, are declared and paid quarterly. Net realized gains on portfolio securities, if any, are distributed at least annually by the Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Fund on the ex-dividend date.

The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)


As of June 30, 2003, the Fund decreased accumulated net investment income by $2,279,800, increased net realized gain on investments by $1,266,552 and increased paid-in capital by $1,013,248. Net assets were not affected by these changes.

FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund has a capital loss carryforward for Federal income tax purposes of $3,091,426 that is available as a reduction of future net capital gains realized through the year June 30, 2010.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2003 the Fund elected to defer capital losses of $2,249,447.

ORGANIZATIONAL COSTS: Organizational costs have been capitalized and are being amortized on a straight-line basis over a period of 60 months. The amortization of organizational cost ended June 11, 2003.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.


C. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES:

The Fund has entered into an Investment Advisory Agreement with E.I.I. Realty Securities, Inc. (the "Adviser" or "E.I.I.") for day-to-day portfolio management services to be provided by the Adviser. The Investment Advisory Agreement provides for the Adviser to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the Fund's average daily net assets.

E.I.I. will also provide administrative services to the Fund. Under the Administrative Services Agreement, E.I.I. will receive a fee payable monthly at an annual rate of 0.15% of the Fund's average daily net assets. E.I.I. has entered into a sub-administration contract with PFPC Inc. under which E.I.I. pays PFPC Inc. to provide certain administrative services to E.I.I.

E.I.I. has agreed to waive a portion of its Investment Advisory Fee and/or assume the expenses of the Fund to the extent necessary to keep the annual expenses of the Fund to not more than 1.00% of the average daily net assets of the Institutional Share Class of the Fund. For the year ended June 30, 2003, E.I.I. waived $161,888 of its Advisory fee.


D. INVESTMENT TRANSACTIONS:

For the year ended June 30, 2003, the Fund made the following purchases and sales of investment securities other than U.S. Government Securities:

          Purchases..............................          $75,419,287
          Sales..................................          132,775,864

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)


E. COMPONENTS OF NET ASSETS:

At June 30, 2003, net assets consisted of:

          Paid-In Capital.................................          $96,177,370
          Undistributed Net Investment Income.............            2,271,111
          Accumulated Net Realized Loss on
            Investment Transactions.......................           (6,021,930)
          Net Unrealized Appreciation on
            Investment Securities.........................           21,223,571
                                                                   ------------
                                                                   $113,650,122
                                                                   ============

F. DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the fiscal year ended June 30, 2002 and June 30, 2003 were as follows:

Distributions paid from:                            2002                   2003
                                            ------------          -------------

       Ordinary income                        $7,642,141             $6,448,794

       Net long term capital gains                    --              9,711,271
                                            ------------          -------------

Total taxable distributions                   $7,642,141            $16,160,065
                                            ============          =============


G. COMPONENTS OF ACCUMULATED EARNINGS:

As of June 30, 2003 the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income                     $1,330,978

Unrealized appreciation                           21,482,647*
                                                 -----------

Total accumulated earnings                       $22,822,625
                                                 ===========

* The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to:
         the tax deferral of losses on wash sales return of capital adjustment from real estate investment trusts

H. TAX COST OF SECURITIES:

The cost of securities on a Federal tax basis at June 30, 2003 was $91,817,066.

As  of  June 30, 2003  gross  unrealized  appreciation  and   depreciation   was
$21, 996,803 and $514,156, respectively.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


Shareholder and Board of Trustees
E.I.I. Realty Securities Fund

We have audited the accompanying statement of assets and liabilities of E.I.I. Realty Securities Fund (the "Fund"), a series of the E.I.I. Realty Securities Trust, including the portfolio of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of E.I.I. Realty Securities Fund at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                        /S/ ERNST & YOUNG


New York, New York
August 11, 2003

                          E.I.I. REALTY SECURITIES FUND

FUND MANAGEMENT
Information pertaining to the Trustees and Officers of the Company is set forth below.


------------------------------------------------------------------------------------------------------------------------------------
                                 TERM OF                                           NUMBER OF
                              OFFICE (1) AND                                   PORTFOLIOS IN FUND
NAME, (AGE), ADDRESS AND        LENGTH OF          PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN        OTHER DIRECTORSHIPS
POSITIONS(S) WITH COMPANY      TIME SERVED           DURING PAST 5 YEARS           BY TRUSTEE              HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Carl W. Schafer, 67           Since November  President, The Atlantic                              Roadway Corporation
Trustee                       1999            Foundation, (1990 to present)             1          Frontier Oil Corporation
66 Witherspoon Street, #1100                                                                       Labor Ready Inc.
Princeton, NJ 08542                                                                                UBS Mutual Funds
                                                                                                   Guardian Life Mutual Funds
                                                                                                   Harding Loevner Mutual Funds
------------------------------------------------------------------------------------------------------------------------------------
Richard W. Hutson, 64         Since June      Retired from Hewitt Associates                       Trustee, Hillview Investment
Trustee                       1998            Inc., September 1996.  Was a              1          Management Trust II
615 Innsbruck Ct.                             senior principal in the firm.                        Director, Harris Bank,
Libertyville, IL  60048                       Manager, Worldwide Sales,                            Libertyville, IL
                                              Marketing, Public Relations                          Director, Wells Manufacturing
                                                                                                   Company
                                                                                                   Chairman of the Board, Ball State
                                                                                                   University Foundation
------------------------------------------------------------------------------------------------------------------------------------
Warren K. Greene, 67          Since June      Senior Vice President, TrendLogic                    Trustee, Renaissance Capital
Trustee                       1998            Associates, Inc. (1995 to present)        1          Greenwich Funds
One Fawcett Place
Greenwich, CT  06830
------------------------------------------------------------------------------------------------------------------------------------
Joseph Gyourko, 47            Since June      Martin Bucksbaum Professor of Real                   NONE
Trustee                       1998            Estate & Finance,                         1
15 Forest Lane                                The Wharton School,
Swarthmore, PA  19081                         University of Pennsylvania
------------------------------------------------------------------------------------------------------------------------------------


INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Samuel R. Karetsky, 58        Since June      The Karetsky Group LLC, January                      Harding Loevner Mutual Funds
Trustee                       1998            2003 to present; Managing                 1
900 Third Avenue, 26th Fl.                    Director, E.I.I. Realty
New York, NY  10022                           Securities, Inc., (1998 to 2002)

------------------------------------------------------------------------------------------------------------------------------------
Richard J. Adler, 56          Since June      Managing Director, E.I.I. Realty                     Director, EII Voyager U.S.
Trustee, Chairman of the      1998            Securities, Inc., June 1993 to            1          Leaders Equity Company
Board of  Trustees  and Chief                 present;  Managing  Director,
Executive  Officer                            European  Investors  Incorporated
717 Fifth Avenue                              and Vice President, European
New York, NY 10022                            Investors Corporate Finance
                                              Inc., April 1983 to present.

----------------------------------------------------------------------------------------------------------------------------------


                                                                 OFFICERS
----------------------------------------------------------------------------------------------------------------------------------
Daniel P. O'Connor, 48        Since           Managing Director, E.I.I. Realty                       NONE
President                     February 2002   Securities, Inc., July 2001 to              1
717 Fifth Avenue                              present.  Vice President and
New York, NY 10022                            Portfolio Manager, J.P. Morgan
                                              Investment Management (1996 to
                                              2001)
----------------------------------------------------------------------------------------------------------------------------------
Lynn P. Marinaccio, 46        Since           Director of Client Services,                           NONE
Secretary                     February 2003   E.I.I. Realty Securities, Inc.,             1
717 Fifth Avenue                              December 1996 to present; Vice
New York, NY 10022                            President, MIMCO (1995 to 1996)

----------------------------------------------------------------------------------------------------------------------------------
Michael J. Meagher, 41        Since May 2003  Vice President and Director of                         NONE
Treasurer                                     Fund Administration and                     1
717 Fifth Avenue                              Compliance, E.I.I. Realty
New York, NY 10022                            Securities, Inc., March 2003 to
                                              present; Vice President, J.P.
                                              Morgan Investment Management (1993
                                              to 2002)
-----------------------------------------------------------------------------------------------------------------------------------

1 Each Trustee and Officer shall hold office until his/her successor shall have been elected and qualified.
2 Additional information about the Fund's Trustees and Officers is available in the Fund's Statement of Additional Information, which can be obtained from E.I.I. Realty Securities, Inc. by calling 888-323-8912.

INVESTMENT ADVISER & ADMINISTRATOR        OFFICERS & TRUSTEES
----------------------------------        -------------------
E.I.I. Realty Securities, Inc.            Richard J. Adler, CHAIRMAN,
717 Fifth Avenue                          CHIEF EXECUTIVE OFFICER & TRUSTEE
10th Floor                                Daniel P. O'Connor, PRESIDENT
New York, NY 10022                        Lynn P. Marinaccio, SECRETARY
(212) 644-0794                            Michael J. Meagher, TREASURER
                                          Warren K. Greene, INDEPENDENT TRUSTEE
                                          Joseph Gyourko, INDEPENDENT TRUSTEE
SUB-ADMINISTRATOR & TRANSFER AGENT        Richard W. Hutson, INDEPENDENT TRUSTEE
----------------------------------        Samuel R. Karetsky, TRUSTEE
PFPC Inc.                                 Carl W. Schafer, INDEPENDENT TRUSTEE
103 Bellevue Parkway
Wilmington, DE 19809-3710


CUSTODIAN
---------
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153


LEGAL COUNSEL
-------------
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, NY 10022


INDEPENDENT AUDITORS
--------------------
Ernst & Young LLP
5 Times Square
New York, NY  10036


                                  E.I.I. REALTY
                                 SECURITIES FUND

                                  888-323-8912



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               EII Realty Securities Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Richard J. Adler
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date                       SEPTEMBER 3, 2003
       -------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard J. Adler
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date                       SEPTEMBER 3, 2003
       -------------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael J. Meagher
                         -------------------------------------------------------
                           Michael J. Meagher, Chief Financial Officer
                           (principal financial officer)

Date                       SEPTEMBER 3, 2003
       -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.